Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues	$ 71,494	$ 61,009	$ 51,600
Cost of revenues:
Cost of revenues	17,193	15,746	13,773
Gross profit	54,301	45,263	37,827
Operating expenses:
Research and development	20,239	18,659	19,575
Less - royalty-bearing participation	363	684	736
Research and development, net	19,876	17,975	18,839
Sales and marketing	19,683	17,794	14,592
General and administrative	6,439	6,407	5,058
Total operating expenses	45,998	42,176	38,489
Operating income (loss)	8,303	3,087	(662)
Financial income, net	4,283	4,115	4,557
Income before taxes on income	12,586	7,202	3,895
Taxes on income	595	234	182
Net income	$ 11,991	$ 6,968	$ 3,713
Basic net income per Ordinary Share (in Dollars per share)	$ 0.74	$ 0.44	$ 0.25
Diluted net income per Ordinary Share (in Dollars per share)	$ 0.71	$ 0.43	$ 0.24
Weighted average number of Ordinary Shares used in computing basic net income per Ordinary Share (in Shares)	16,266,468	15,666,457	15,098,642
Weighted average number of Ordinary Shares used in computing diluted net income per Ordinary Share (in Shares)	16,835,529	16,155,150	15,297,947
Products
Revenues:
Revenues	$ 36,901	$ 28,217	$ 22,840
Cost of revenues:
Cost of revenues	10,177	7,092	5,662
Services
Revenues:
Revenues	34,593	32,792	28,760
Cost of revenues:
Cost of revenues	$ 7,016	$ 8,654	$ 8,111